Income taxes - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	€ 3,377	€ 3,492
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(69)	(11)
Relating to changes in tax rates or the imposition of new taxes	3	0	€ 0
Amounts charged/(credited) directly to OCI	16	(32)
Amount charged/(credited) to equity	(7)	(32)
Acquired through business combinations	170
Balance sheet reclassifications	0	0
Effect of movements in foreign exchange	(16)	(40)
Deferred tax liability (asset) at end of period	3,474	3,377	3,492
Deferred tax assets and liabilities [abstract]
Deferred tax assets	(24)	(1)
Deferred tax liabilities	3,498	3,378
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	3,191	3,254
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(27)	(14)
Relating to changes in tax rates or the imposition of new taxes	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	116
Balance sheet reclassifications	8	0
Effect of movements in foreign exchange	(10)	(49)
Deferred tax liability (asset) at end of period	3,278	3,191	3,254
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	248	236
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(25)	2
Relating to changes in tax rates or the imposition of new taxes	3
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	143
Balance sheet reclassifications	3	10
Effect of movements in foreign exchange	1	0
Deferred tax liability (asset) at end of period	373	248	236
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	8	17
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	1	11
Relating to changes in tax rates or the imposition of new taxes	0
Amounts charged/(credited) directly to OCI	0	11
Amount charged/(credited) to equity	(7)	(31)
Acquired through business combinations	(69)
Balance sheet reclassifications	(1)	0
Effect of movements in foreign exchange	(1)	0
Deferred tax liability (asset) at end of period	(69)	8	17
Tax losses
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(11)	(11)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(9)	0
Relating to changes in tax rates or the imposition of new taxes	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	0
Balance sheet reclassifications	0	0
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(20)	(11)	(11)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(80)	(23)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	4	(15)
Relating to changes in tax rates or the imposition of new taxes	0
Amounts charged/(credited) directly to OCI	16	(43)
Amount charged/(credited) to equity	0	(1)
Acquired through business combinations	(10)
Balance sheet reclassifications	0	0
Effect of movements in foreign exchange	0	2
Deferred tax liability (asset) at end of period	(70)	(80)	(23)
Tax credits
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(24)	(12)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	0	(12)
Relating to changes in tax rates or the imposition of new taxes	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	0
Balance sheet reclassifications	0	0
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(24)	(24)	(12)
Other, net
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	45	31
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(13)	17
Relating to changes in tax rates or the imposition of new taxes	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	(10)
Balance sheet reclassifications	(10)	(10)
Effect of movements in foreign exchange	(6)	7
Deferred tax liability (asset) at end of period	€ 6	€ 45	€ 31